Dec. 18, 2020
Delaware Total Return Fund

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Total Return Fund

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)

Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) serves as a sub-advisor for the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. On November 18, 2020, the Board of Trustees of the Fund (the “Board”) approved the expansion of the role of MIMAK to also provide discretionary management of a new tactical/completion sleeve for the Fund.

Also, the Board approved MIMAK’s enhanced ability to invest in derivatives and exchange-traded funds (ETFs) for the Fund.

*******

Effective immediately, for Delaware Total Return Fund, the following replaces the section in the Prospectus entitled “Fund summary – What are the Fund’s principal investment strategies?”:

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Fund.

The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Fund may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s Financial Services LLC as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Fund, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

The Fund may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL, and Macquarie Funds Management Hong Kong Limited (MFMHKL) to execute equity Fund security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Effective immediately, for Delaware Total Return Fund, the following replaces the second paragraph in the section in the Prospectus entitled “How we manage the Funds – Our principal investment strategies – Delaware Total Return Fund”:

The Fund allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Fund does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Effective immediately, for Delaware Total Return Fund, the following replaces the last six paragraphs in the section in the Prospectus entitled “How we manage the Funds – Our principal investment strategies – Delaware Total Return Fund”:

The Fund may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

The Fund may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and ETFs.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

Effective immediately, for Delaware Total Return Fund only, the following replaces the section in the Prospectus entitled “How we manage the Funds – The securities in which the Funds typically invest – Futures and options”:

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

How the Funds use them: Delaware Hedged U.S. Equity Opportunities Fund, Delaware Total Return Fund, Delaware International Opportunities Bond Fund, Delaware Floating Rate II Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, and Delaware Strategic Income II Fund may use futures or options. If a Fund has stocks that have unrealized gains because of past appreciation, the portfolio managers may want to protect those gains when it anticipates adverse conditions. The portfolio managers might use options or futures to seek to neutralize the effect of any price declines, without selling the security. For example, a Fund might sell stock futures or stock index futures to sell the stock at a specific price on a specific date in the future. If prices then fell, the decline would be offset by the gain on the futures contract. On the other hand, if prices rose, the gains would be offset by the loss on the futures contract. Effectively, this strategy seeks to reduce the overall exposure and risk of a Fund without the need to actually sell underlying securities in the portfolio.

The portfolio managers might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. The portfolio managers might use this approach if a Fund had excess cash that the portfolio managers wanted to invest quickly. The Funds might use covered call options if the portfolio managers believe that doing so would help a Fund to meet its investment objective. Delaware Total Return Fund might also use call options if the Manager believes that doing so would help Delaware Total Return Fund meet its investment objectives. To the extent that a Fund sells or “writes” put and call options, or enters into futures contracts, the Fund will designate assets sufficient to “cover” these obligations and mark them to market daily. Use of these strategies can increase the operating costs of a Fund and can lead to loss of principal.

Certain options and futures may be considered illiquid. It is anticipated that the Funds’ investments in futures and options may generate qualifying income under Subchapter M of the Internal Revenue Code. The Manager intends to manage the Fund so that it will qualify as a registered management company under the Internal Revenue Code.

Effective immediately, for Delaware Total Return Fund only, the following replaces the section in the Prospectus entitled “How we manage the Funds – The securities in which the Funds typically invest – Investment company securities”:

Investment company securities
Any investments in investment company securities, including exchange-traded funds (ETFs), will be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), except as noted below,  and would involve a payment of the pro rata portion of their expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, without an exemption a fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a fund’s total assets in the shares of any one investment company; or (iii) invest more than 10% of a fund’s total assets in shares of other investment companies. These percentage limitations also apply to a fund’s investment in an unregistered investment company.

How the Funds use them: Delaware Covered Call Strategy Fund, Delaware Equity Income Fund, Delaware Hedged U.S. Equity Opportunities Fund, Delaware Opportunity Fund, Delaware Premium Income Fund, Delaware Special Situations Fund, Delaware Total Return Fund, Delaware Investment Grade Fund, and Delaware Limited Duration Bond Fund may invest in investment company securities, which include securities of exchange-traded funds.

Delaware Total Return Fund may invest in investment companies to the extent that it helps achieve the investment objective(s).

The SEC has granted exemptive orders to various iShare Trust, The Vanguard Group, Inc., and SPDR Series Trust ETF programs and their respective investment advisers that permit Delaware Total Return Fund to invest in these ETFs beyond the limitations described above, subject to certain conditions.

Effective immediately, for Delaware Total Return Fund only, the following replaces the section in the Prospectus entitled “How we manage the Fund – The securities in which the Funds typically invest – Forward foreign currency contracts – How the Funds use them”:

How the Funds use them: Delaware International Opportunities Bond Fund, Delaware Floating Rate II Fund, Delaware Investment Grade Fund, Delaware Limited Duration Bond Fund, Delaware Strategic Income II Fund, and Delaware Total Return Fund are permitted to, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. However, although the Manager values the Fund’s assets daily in terms of US dollars, it does not intend to convert the Fund’s holdings of foreign currencies into US dollars on a daily basis. Delaware Total Return Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of US dollars or other currencies in which the transaction will be consummated.

Effective immediately, for Delaware Total Return Fund only, the following replaces the section in the Prospectus entitled “How we manage the Funds – The risks of investing in the Funds – Delaware Total Return Fund – Exchange-traded funds risk – How the Fund strives to manage it":

How the Fund strives to manage it: Under normal circumstances, the Fund's total investments in investment companies, including ETFs, will not exceed 10% of net assets in any one investment company and 20% in all positions in investment companies, in the aggregate.

*******

Effective immediately, the following is added to the section of the SAI entitled “Investment Strategies and Risks – Investment Company Securities”:

Delaware Total Return Fund is permitted to invest in other investment companies, including open-end, closed-end, unregistered investment companies, and exchange-traded funds (“ETFs”), either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. However, the Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.” Any investments that the Fund makes in investment companies will involve the Fund’s pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, the Fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor (iii) invest more than 10% of the Fund’s total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund’s investments in unregistered investment companies.

The market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated December 18, 2020.